Fees Summary	Sep. 09, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 17,446,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,409.29
Total Offset Amount	0.00
Net Fee	$ 2,409.29
Narrative - Max Aggregate Offering Amount | shares	17,446,000
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true